Consolidated Statements of Stockholders' Equity (Deficit) (USD $)	Total	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss)	Accumulated Deficit	Non-controlling Interest
Balance at Dec. 31, 2011	$ (85,661)	$ 10	$ 66,094		$ (151,765)
Balance (in shares) at Dec. 31, 2011		1,000
Increase (Decrease) in Stockholders' Equity
Issuance of shares to HCG owners in connection with the Share Exchange		43,798	(43,798)
Issuance of shares to HCG owners in connection with the Share Exchange (in shares)		438,085,034
Net effect of assumption of CVSL assets and liabilities	2,674,609	4,963	2,669,646
Net effect of assumption of CVSL assets and liabilities (in shares)		49,626,292
Net earnings (loss)	(4,402,947)				(4,402,947)
Balance at Dec. 31, 2012	(1,813,999)	48,771	2,691,942		(4,554,712)
Balance (in shares) at Dec. 31, 2012		487,712,326
Increase (Decrease) in Stockholders' Equity
Net earnings (loss)	(8,531,065)				(8,531,065)	(1,518,719)
Other comprehensive income (loss)	(779,142)			(767,569)		(11,573)
Contribution of noncontrolling interest	9,828,572					9,828,572
Issuance of stock for convertible note	6,563,555	3,250	6,560,305
Issuance of stock for convertible note (in shares)		32,500,000
Issuance of stock for investment in subsidiaries	5,106,938	1,315	5,105,623
Issuance of stock for investment in subsidiaries (in shares)		13,154,005
Contribution of stock with no consideration		4,623	4,623
Contribution of stock with no consideration (in shares)		(46,226,554)
Balance at Dec. 31, 2013	$ 8,856,140	$ 48,713	$ 14,362,493	$ (767,569)	$ (13,085,777)	$ 8,298,280
Balance (in shares) at Dec. 31, 2013		487,139,777